STOCK CAPITAL - Additional information (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Jun. 25, 2025 shares	Sep. 30, 2024	Sep. 16, 2024 shares	Aug. 09, 2021 USD ($)	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 24, 2025 shares
STOCK CAPITAL
Reverse stock split		0.067
Net proceeds					$ 187	$ 186,000
Compensation expense						$ 1,520	$ 698
Treasury stocks
STOCK CAPITAL
Shares repurchased | shares					1,667	1,667
Value of shares repurchased					$ 116	$ 116
Employee Stock Option
STOCK CAPITAL
Unrecognized compensation cost					$ 33	$ 48
Weighted average period					10 months 20 days	1 year 25 days
Compensation expense						$ 61	264
Restricted Stock
STOCK CAPITAL
Unrecognized compensation cost					$ 108	$ 228
Weighted average period					4 months 6 days	6 months 7 days
Compensation expense						$ 1,459	$ 434
Global Share Option Plan 2014 And US Stock Option And Incentive Plan 2014
STOCK CAPITAL
Shared pool of shares of the Common Stock available for issuance | shares	2,000,000		533,333
Number of shares authorized | shares	2,906,666		906,666		2,906,666	2,906,666		906,666
Additional extend the term (in years)			10 years
Future issuance of common stock | shares					1,931,433	1,931,433
At Market Offering
STOCK CAPITAL
Aggregate offering amount				$ 100,000,000
Aggregate shares sold | shares					2,571,714	2,571,714
Gross proceeds					$ 4,472	$ 4,472
Issuance costs					134	134
Net proceeds					$ 4,347	$ 4,347